Note 18 - Segmented Information (Details) - Information by Geographic Segment (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 1,527,474	$ 107,091	$ 501,814
	1,527,474	107,091	501,814
Canada	4,379,501	2,474,878
Canada	1,231,309	1,535,703
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	1,527,474	107,091	501,814
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Canada	4,379,501	2,474,878	6,247,228
Canada	$ 1,231,309	$ 1,535,703	$ 951,914